Co-investments (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2021	Dec. 31, 2020

Co-investments in funds	FVTPL	68,765	82,467
Total co-investments		68,765	82,467